Investments Accounted for Using Equity Method - Schedule of Ownership Interest of Significant Interests Equity Accounted Investments (Details) - Alpha DeepMind Limited (“Alpha DeepMind”) [Member]	12 Months Ended
Sep. 30, 2025 HKD ($)
Schedule of Ownership Interest of Significant Interests Equity Accounted Investments [Line Items]
Place and date of incorporation	Sep. 14, 2022
Issued ordinary share capital	$ 510,000
Ownership	54.00%
Principal activities	providing consulting services, training services, and AI workflow integration